Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Aug. 29, 2023	Oct. 27, 2021	Dec. 14, 2018	Dec. 16, 2016	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000244704
Account Value [Line Items]
Line Graph and Table Measure Name								Barrett Growth
Account Value					$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 34,543	$ 10,000	$ 26,912	$ 20,246	$ 26,857	$ 22,124	$ 17,152	$ 12,997	$ 13,049	$ 10,783	$ 10,074
C000244699
Account Value [Line Items]
Line Graph and Table Measure Name						Barrett Opportunity
Account Value					10,000	$ 10,000	$ 10,000	10,000	26,979	10,000	21,997	18,685	19,942	15,129	14,945	12,464	13,747	11,401	9,706
C000211582
Account Value [Line Items]
Line Graph and Table Measure Name							SBH All Cap - Inst
Account Value					250,000	250,000	$ 250,000	250,000	$ 723,096	250,000	618,612	540,370	668,857	516,312	409,186	313,304	331,738	279,507	263,172
C000211581
Account Value [Line Items]
Line Graph and Table Measure Name									SBH All Cap - Retail
Account Value					10,000	10,000	10,000	10,000	$ 28,654	10,000	24,522	21,439	26,542	20,485	16,247	12,457	13,210	11,147	10,511
C000169263
Account Value [Line Items]
Line Graph and Table Measure Name									SBH Colorado Tax Free - Inst
Account Value					250,000	250,000	250,000	250,000	$ 302,403	$ 250,000	294,955	280,482	313,548	307,368	291,927	273,341	271,360	257,381	257,538
C000018312
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Colorado Tax Free - Retail
Account Value					$ 10,000	10,000	10,000	10,000	11,952	$ 10,000	11,673	11,114	12,437	12,208	11,618	10,896	10,821	10,294	10,302
C000211584
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Emerging Markets - Inst
Account Value					$ 250,000	250,000	250,000	250,000	425,885	250,000	373,981	310,092	369,489	350,254	326,797	275,062	331,593	243,681	213,549
C000211583
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Emerging Markets - Retail
Account Value					$ 10,000	10,000	10,000	10,000	16,710	$ 10,000	14,687	12,204	14,558	13,835	12,924	10,915	13,178	9,706	8,532
C000052675
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Global All Cap - Inst
Account Value					250,000	250,000	250,000	250,000	557,568	$ 250,000	479,187	393,197	482,735	383,296	371,999	296,297	323,942	270,440	248,953
C000018316
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Global All Cap - Retail
Account Value					$ 10,000	10,000	10,000	10,000	22,010	$ 10,000	18,928	15,563	19,139	15,211	14,775	11,786	12,909	10,797	9,944
C000246765
Account Value [Line Items]
Line Graph and Table Measure Name		SBH International Equity - Inst
Account Value		$ 250,000							$ 285,153		272,656	224,906	250,474
C000246766
Account Value [Line Items]
Line Graph and Table Measure Name									SBH International Equity - Retail
Account Value		$ 10,000							$ 11,361		10,873	8,981	10,017
C000211586
Account Value [Line Items]
Line Graph and Table Measure Name					SBH International Small Cap - Inst
Account Value					$ 250,000	250,000	250,000	250,000	379,909	250,000	352,532	300,705	346,408	306,038	323,344	277,066	363,101	281,874	266,610
C000211585
Account Value [Line Items]
Line Graph and Table Measure Name					SBH International Small Cap - Retail
Account Value					$ 10,000	10,000	10,000	10,000	14,924	$ 10,000	13,863	11,840	13,658	12,089	12,794	10,978	14,436	11,247	10,653
C000176021
Account Value [Line Items]
Line Graph and Table Measure Name				SBH Municipal Opportunities - Inst
Account Value				$ 250,000					$ 317,993		308,454	292,368	328,903	319,730	299,632	279,525	275,511	253,750
C000176020
Account Value [Line Items]
Line Graph and Table Measure Name									SBH Municipal Opportunities - Retail
Account Value				$ 10,000					$ 12,569		12,198	11,579	13,047	12,701	11,922	11,142	10,996	10,150
C000052673
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Plus Bond - Inst
Account Value					250,000	250,000	250,000	250,000	308,086	$ 250,000	301,553	280,273	321,960	323,372	297,622	273,298	273,144	260,614	250,574
C000018311
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Plus Bond - Retail
Account Value					10,000	10,000	10,000	10,000	12,128	$ 10,000	11,891	11,065	12,738	12,812	11,810	10,855	10,874	10,382	10,001
C000052678
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Quality High Yield - Inst
Account Value					250,000	250,000	250,000	250,000	388,484	$ 250,000	367,329	327,354	361,744	350,089	325,957	290,257	296,178	278,498	246,232
C000018320
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Quality High Yield - Retail
Account Value					10,000	10,000	10,000	10,000	15,280	$ 10,000	14,479	12,910	14,304	13,869	12,925	11,518	11,777	11,091	9,836
C000243104
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Select Equity ETF
Account Value	$ 10,000								13,147		10,557
C000206636
Account Value [Line Items]
Line Graph and Table Measure Name			SBH Short Term Plus - Inst
Account Value			$ 250,000						$ 287,421		273,286	259,848	265,084	265,225	259,557	250,500
C000206635
Account Value [Line Items]
Line Graph and Table Measure Name									SBH Short Term Plus - Retail
Account Value			$ 10,000						$ 11,437		10,873	10,346	10,565	10,590	10,377	10,020
C000216811
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Core - Inst
Account Value					250,000	250,000	250,000	250,000	$ 622,155	$ 250,000	555,937	487,924	561,586	454,815	370,370	291,111	307,037	267,037	232,593
C000216810
Account Value [Line Items]
Line Graph and Table Measure Name									SBH Small Cap Core - Retail
Account Value					10,000	10,000	10,000	10,000	$ 24,510	$ 10,000	21,907	19,273	22,220	18,027	14,704	11,575	12,226	10,649	9,290
C000134696
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Growth - Inst
Account Value					250,000	250,000	250,000	250,000	714,946	$ 250,000	617,648	521,993	773,128	691,608	438,172	340,544	328,842	261,114	239,078
C000134695
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Growth - Retail
Account Value					10,000	10,000	$ 10,000	10,000	28,026	$ 10,000	24,244	20,529	30,455	27,283	17,304	13,469	13,052	10,361	9,523
C000211587
Account Value [Line Items]
Line Graph and Table Measure Name							SBH Small Cap Value - Inst
Account Value					250,000	250,000	$ 250,000	250,000	$ 510,334	250,000	449,337	401,363	470,245	403,224	379,614	304,606	318,554	287,128	234,115
C000211588
Account Value [Line Items]
Line Graph and Table Measure Name									SBH Small Cap Value - Retail
Account Value					10,000	10,000	10,000	$ 10,000	$ 20,132	10,000	17,764	15,883	18,633	15,998	15,073	12,111	12,685	11,451	9,350
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	$ 10,000	10,000	$ 10,000	34,254	10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	$ 10,000	$ 10,000	10,000	34,254	10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					250,000	250,000	$ 250,000	250,000	$ 815,090	250,000	658,351	522,680	646,937	514,827	425,871	325,046	343,026	283,187	251,197
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	10,000	10,000	10,000	$ 32,604	10,000	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond Index
Account Value					250,000	250,000	250,000	250,000	$ 312,357	$ 250,000	309,099	290,503	317,581	312,834	297,335	276,501	273,000	258,895	258,254
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Account Value					$ 10,000	10,000	10,000	10,000	12,494	$ 10,000	12,364	11,620	12,703	12,513	11,893	11,060	10,920	10,356	10,330
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA Investable Market Index
Account Value					$ 250,000	250,000	250,000	250,000	403,894	250,000	383,810	331,955	397,941	366,681	329,992	271,304	318,269	249,010	238,499
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA Investable Market Index
Account Value					$ 10,000	10,000	10,000	10,000	16,156	$ 10,000	15,352	13,278	15,918	14,667	13,200	10,852	12,731	9,960	9,540
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index
Account Value					250,000	250,000	250,000	250,000	645,302	$ 250,000	543,774	439,282	536,636	440,525	380,083	297,707	326,117	266,435	247,822
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index
Account Value					$ 10,000	10,000	10,000	10,000	25,812	$ 10,000	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Investable Market Index
Account Value		$ 250,000							$ 250,746		238,277	206,085	247,050
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex-USA Investable Market Index
Account Value		$ 10,000							$ 10,030		9,531	8,243	9,882
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA Investable Market Index
Account Value					$ 250,000	250,000	250,000	250,000	403,894	250,000	383,810	331,955	397,941	366,681	329,992	271,304	318,269	249,010	238,499
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA Investable Market Index
Account Value					$ 10,000	10,000	10,000	10,000	16,156	$ 10,000	15,352	13,278	15,918	14,667	13,200	10,852	12,731	9,960	9,540
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Account Value				$ 250,000					$ 304,263		301,090	282,975	309,352	304,728	289,631	269,336	265,926	252,187
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond Index
Account Value				$ 10,000					$ 12,171		12,044	11,319	12,374	12,189	11,585	10,773	10,637	10,087
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Account Value					250,000	250,000	250,000	250,000	285,794	$ 250,000	282,265	267,476	307,480	312,295	290,490	267,198	267,168	258,029	251,375
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Account Value					10,000	10,000	10,000	10,000	11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Account Value					250,000	250,000	250,000	250,000	285,794	$ 250,000	282,265	267,476	307,480	312,295	290,490	267,198	267,168	258,029	251,375
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Account Value					10,000	10,000	10,000	10,000	11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000								13,258		10,709
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 250,000						$ 269,844		266,512	252,549	290,321	294,867	274,278	252,287
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000						$ 10,794		10,660	10,102	11,613	11,795	10,971	10,091
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					250,000	250,000	250,000	250,000	$ 815,090	$ 250,000	658,351	522,680	646,937	514,827	425,871	325,046	343,026	283,187	251,197
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	10,000	10,000	10,000	$ 32,604	$ 10,000	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					250,000	250,000	250,000	250,000	815,090	$ 250,000	658,351	522,680	646,937	514,827	425,871	325,046	343,026	283,187	251,197
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	10,000	$ 10,000	10,000	32,604	$ 10,000	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					250,000	250,000	$ 250,000	250,000	$ 815,090	250,000	658,351	522,680	646,937	514,827	425,871	325,046	343,026	283,187	251,197
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	10,000	10,000	10,000	$ 32,604	10,000	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg 1-15 Year Municipal Blend Index
Account Value					250,000	250,000	250,000	250,000	$ 305,957	$ 250,000	303,283	288,133	306,361	303,738	290,016	272,467	268,228	257,093	257,068
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-15 Year Municipal Blend Index
Account Value					$ 10,000	10,000	10,000	10,000	12,238	$ 10,000	12,131	11,525	12,254	12,150	11,601	10,899	10,729	10,284	10,283
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
Account Value					$ 250,000	250,000	250,000	250,000	357,323	250,000	332,381	302,637	378,730	388,605	328,477	277,377	324,679	236,501	212,704
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
Account Value					$ 10,000	10,000	10,000	10,000	14,293	10,000	13,295	12,105	15,149	15,544	13,139	11,095	12,987	9,460	8,508
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value		$ 250,000							$ 262,420		252,756	213,769	249,881
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Index
Account Value		$ 10,000							$ 10,497		10,110	8,551	9,995
MSCI EAFE SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Small Cap Index
Account Value					$ 250,000	250,000	250,000	250,000	428,046	250,000	420,413	371,506	472,596	429,239	382,082	305,755	372,372	279,954	273,971
MSCI EAFE SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Small Cap Index
Account Value					$ 10,000	10,000	10,000	10,000	17,122	$ 10,000	16,817	14,860	18,904	17,170	15,283	12,230	14,895	11,198	10,959
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-15 Year Municipal Blend Index
Account Value				$ 250,000					299,609		296,991	282,155	300,005	297,437	283,999	266,814	262,663	251,760
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-15 Year Municipal Blend Index
Account Value				$ 10,000					11,984		11,880	11,286	12,000	11,897	11,360	10,673	10,507	10,070
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. High Yield - 2% Issuer Capped Index
Account Value					250,000	250,000	250,000	250,000	413,643	$ 250,000	382,319	337,013	379,441	360,477	336,745	294,567	300,837	279,841	238,915
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. High Yield - 2% Issuer Capped Index
Account Value					10,000	10,000	10,000	10,000	16,546	$ 10,000	15,293	13,481	15,178	14,419	13,470	11,783	12,033	11,194	9,557
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000								13,330		10,706
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit Index
Account Value			$ 250,000						$ 282,698		270,900	258,955	268,868	270,145	261,430	251,304
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg 1-3 Year US Government/Credit Index
Account Value			$ 10,000						$ 11,308		10,836	10,358	10,755	10,806	10,457	10,052
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					250,000	250,000	250,000	250,000	$ 530,579	$ 250,000	475,694	406,824	511,319	445,326	371,227	295,739	332,344	289,883	238,965
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					10,000	10,000	10,000	10,000	$ 21,223	$ 10,000	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					250,000	250,000	250,000	250,000	544,289	$ 250,000	472,661	398,337	540,906	525,996	390,691	304,078	335,287	274,450	246,546
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					10,000	10,000	$ 10,000	10,000	21,772	$ 10,000	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					250,000	250,000	$ 250,000	250,000	$ 498,348	250,000	461,200	402,280	470,412	366,734	350,492	286,363	328,640	304,753	231,328
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 19,934	$ 10,000	$ 18,448	$ 16,091	$ 18,816	$ 14,669	$ 14,020	$ 11,455	$ 13,146	$ 12,190	$ 9,253